Leases - Schedule of Future Minimum Lease Payments Under Finance Leases (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Future Minimum Lease Payments Under Finance Leases [Abstract]
2026	$ 39,616
2027	39,616
2028	16,506
Total undiscounted cash flows	95,738
Present value:
Current finance lease liabilities	30,534
Non-current finance lease liabilities	51,227
Total finance lease liabilities	81,761
Interest on lease liabilities	$ 13,977